Consolidated statement of changes in equity - CAD ($) $ in Millions		Total	Issue of preferred shares and limited recourse capital notes (LRCNs) [member]	Common shares [member]	Additional paid-in capital [member]	Retained earnings [member]	Retained earnings [member] IFRS 17 [member]	Retained earnings [member] Issue of preferred shares and limited recourse capital notes (LRCNs) [member]		Retained earnings [member] Common shares [member]		AOCI, net of tax [member]	AOCI, net of tax [member] Net foreign currency translation adjustments [member]	AOCI, net of tax [member] Net gains (losses) on cash flow hedges [member]	AOCI, net of tax [member] Reserve of remeasurements of defined benefit plans [member]	AOCI, net of tax [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	AOCI, net of tax [member] Reserve of equity securities designated at fair value of other comprehensive income [member]	AOCI, net of tax [member] Financial assets at fair value through OCI [member]	Non-controlling interests [member]
Balance at beginning of year (Previously stated [member]) at Oct. 31, 2022	[1]					$ 28,823
Balance at beginning of year (Impact of adopting IFRS [member]) at Oct. 31, 2022	[1]						$ (56)
Balance at beginning of year at Oct. 31, 2022	[1]		$ 4,923	$ 14,726	$ 115	28,767							$ 1,811	$ (662)	$ 832	$ 234	$ (5)	$ (616)	$ 201
Net income attributable to equity shareholders	[1]	$ 5,001				5,001
Net income attributable to non-controlling interests	[1]	38																	38
Net gains (losses) on equity securities designated at FVOCI	[1]																19
Net change in debt securities measured at FVOCI	[1]																	209
Net change in foreign currency translation adjustments	[1]												351
Net change in cash flow hedges	[1]	(364)												(364)
Net change in post-employment defined benefit plans	[1]	(240)													(240)
Net change attributable to changes in credit risk	[1]	(106)														(106)
Dividends and distributions			(140)	(3,149)				$ (267)	[1]	$ (3,149)	[1]								(8)	[1]
Issue of equity	[1]			1,358
Compensation expense arising from equity-settled share-based awards	[1]				13
Exercise of stock options and settlement of other equity-settled share-based awards	[1]				(20)
Treasury shares	[1]		2	(2)
Other	[1]				1														1
Balance at end of year at Oct. 31, 2023	[1]	53,163	4,925	16,082	109	30,352						$ 1,463	2,162	(1,026)	592	128	14	(407)	232
Net income attributable to equity shareholders		7,115				7,115
Net income attributable to non-controlling interests		39																	39
Net gains (losses) on equity securities designated at FVOCI																	(13)
Net change in debt securities measured at FVOCI																		100
Net change in foreign currency translation adjustments													14
Net change in cash flow hedges		1,535												1,535
Net change in post-employment defined benefit plans		250													250
Net change attributable to changes in credit risk		(216)														(216)
Dividends and distributions			(143)	(3,382)				$ (263)		$ (3,382)									(8)
Premium on purchase of common shares for cancellation						(329)
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings						(15)											15
Issue of equity			1,000	1,019
Compensation expense arising from equity-settled share-based awards					16
Purchase of common shares for cancellation, Amount				(90)
Exercise of stock options and settlement of other equity-settled share-based awards					(9)
Treasury shares			(4)
Redemption of preferred shares			(975)
Other					43	(7)													9
Balance at end of year at Oct. 31, 2024		$ 59,007	$ 4,946	$ 17,011	$ 159	$ 33,471						$ 3,148	$ 2,176	$ 509	$ 842	$ (88)	$ 16	$ (307)	$ 272

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the consolidated financial statements for additional details.